GOODWILL - Roll forward - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year	$ 2,223,608	$ 2,202,222
Impairment charge	(5,880)
Discontinued operations	(136,858)
Effect of movements in exchange rates	(23,754)	21,386
Balance at the end of the year	$ 2,057,116	$ 2,223,608